RELATED PARTY TRANSACTIONS - Additional Information (Detail) (Director) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Maruwa Co Ltd USD ($)	Mar. 31, 2012 Maruwa Co Ltd JPY (¥)	Mar. 31, 2011 Maruwa Co Ltd JPY (¥)	Mar. 31, 2010 Maruwa Co Ltd JPY (¥)	Mar. 31, 2012 Toa Co Ltd USD ($)	Mar. 31, 2012 Toa Co Ltd JPY (¥)	Mar. 31, 2011 Toa Co Ltd JPY (¥)	Mar. 31, 2010 Toa Co Ltd JPY (¥)	Mar. 31, 2012 Jtekt Corporation USD ($)	Mar. 31, 2012 Jtekt Corporation JPY (¥)	Mar. 31, 2011 Jtekt Corporation JPY (¥)	Mar. 31, 2010 Jtekt Corporation JPY (¥)
Related Party Transaction [Line Items]
Advertising expenses	$ 24	¥ 2,000	¥ 2,000	¥ 2,000
Purchases of raw materials and production equipment					915	75,000	53,000	28,000	7,720	633,000	470,000	311,000
Accounts Payable					$ 24	¥ 2,000	¥ 11,000	¥ 2,000	$ 537	¥ 44,000	¥ 57,000	¥ 24,000